Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class I
Trading Symbol	JNVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.82%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 132,148,681
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 431,599
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$132,148,681
Number of Holdings	40
Net Advisory Fee	$431,599
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Broadridge Financial Solutions, Inc.	4.6%
Labcorp Holdings, Inc.	4.6%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.3%
Keysight Technologies, Inc.	4.2%
Kroger Co.	4.1%
Ross Stores, Inc.	4.1%
Tractor Supply Co.	4.1%
Clorox Co.	3.7%
MSCI, Inc.	3.7%
[2]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class J
Trading Symbol	JNVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class J	$53	1.05%
[3]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 132,148,681
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 431,599
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$132,148,681
Number of Holdings	40
Net Advisory Fee	$431,599
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Broadridge Financial Solutions, Inc.	4.6%
Labcorp Holdings, Inc.	4.6%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.3%
Keysight Technologies, Inc.	4.2%
Kroger Co.	4.1%
Ross Stores, Inc.	4.1%
Tractor Supply Co.	4.1%
Clorox Co.	3.7%
MSCI, Inc.	3.7%
[4]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class Y
Trading Symbol	JNVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$40	0.80%
[5]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 132,148,681
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 431,599
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$132,148,681
Number of Holdings	40
Net Advisory Fee	$431,599
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Broadridge Financial Solutions, Inc.	4.6%
Labcorp Holdings, Inc.	4.6%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.3%
Keysight Technologies, Inc.	4.2%
Kroger Co.	4.1%
Ross Stores, Inc.	4.1%
Tractor Supply Co.	4.1%
Clorox Co.	3.7%
MSCI, Inc.	3.7%
[6]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class I
Trading Symbol	JGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.02%
[7]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 75,348,092
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 214,129
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$75,348,092
Number of Holdings	32
Net Advisory Fee	$214,129
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Microsoft Corp.	6.9%
First American Treasury Obligations Fund	5.4%
ASML Holding NV	5.2%
Alphabet, Inc.	5.0%
Eli Lilly & Co.	4.7%
Aon PLC	4.5%
NVIDIA Corp.	4.5%
Hermes International SCA	4.2%
Apple, Inc.	3.6%
Geographic Breakdown
[8]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class J
Trading Symbol	JGQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class J	$64	1.25%
[9]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 75,348,092
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 214,129
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$75,348,092
Number of Holdings	32
Net Advisory Fee	$214,129
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Microsoft Corp.	6.9%
First American Treasury Obligations Fund	5.4%
ASML Holding NV	5.2%
Alphabet, Inc.	5.0%
Eli Lilly & Co.	4.7%
Aon PLC	4.5%
NVIDIA Corp.	4.5%
Hermes International SCA	4.2%
Apple, Inc.	3.6%
Geographic Breakdown
[10]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class Y
Trading Symbol	JGQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$51	1.00%
[11]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 75,348,092
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 214,129
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$75,348,092
Number of Holdings	32
Net Advisory Fee	$214,129
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Microsoft Corp.	6.9%
First American Treasury Obligations Fund	5.4%
ASML Holding NV	5.2%
Alphabet, Inc.	5.0%
Eli Lilly & Co.	4.7%
Aon PLC	4.5%
NVIDIA Corp.	4.5%
Hermes International SCA	4.2%
Apple, Inc.	3.6%
Geographic Breakdown
[12]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Jensen Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth ETF
Class Name	Jensen Quality Growth ETF
Trading Symbol	JGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jensen Quality Growth ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Jensen Quality Growth ETF	$29	0.57%
[13]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 114,472,658
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 212,251
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$114,472,658
Number of Holdings	27
Net Advisory Fee	$212,251
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Microsoft Corp.	9.4%
Apple, Inc.	9.0%
Alphabet, Inc.	8.1%
NVIDIA Corp.	6.3%
Eli Lilly & Co.	4.8%
Mastercard, Inc.	4.6%
Meta Platforms, Inc.	4.3%
Amazon.com, Inc.	4.1%
Stryker Corp.	3.9%
Abbott Laboratories	3.8%
[14]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Annualized

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	Annualized

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Annualized

[14]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.